CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Balance of convertible note payable	$ 535,000	$ 1,435,000	$ 35,000
Convertible Note Payable One [Member]
Amount allocated to detachable warrants		22,000
Amount allocated to beneficial conversion feature		26,000
Amount allocated to convertible note		152,000
Par value of convertible note payable		200,000
Unamortization of debt discount		0
Balance of convertible note payable		200,000
Convertible Note Payable [Member]
Amount allocated to detachable warrants		25,000
Amount allocated to beneficial conversion feature		19,000
Amount allocated to convertible note		156,000
Par value of convertible note payable		200,000
Unamortization of debt discount		0
Convertible Note Payable Two [Member]
Amount allocated to detachable warrants		437,000
Amount allocated to beneficial conversion feature		563,000
Amount allocated to convertible note		0
Par value of convertible note payable		1,000,000
Unamortization of debt discount		0
Balance of convertible note payable		$ 1,000,000